Short-Term Bank Borrowings (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Short-Term Bank Borrowings [Abstract]
Average interest rates for short-term borrowings	2.60%	2.60%